ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 19, 2019	Mar. 22, 2019	Jan. 04, 2019
Fair value of assets and liabilities acquired
Assets, held for sale, recognised as of acquisition date	$ 39	$ 2,380
Goodwill	6,166	6,553
U.K. Telecommunications [Member]
Consideration transferred
Cash				$ 73
Deferred consideration, acquisition-date fair value				68
Total consideration				141
Fair value of assets and liabilities acquired
Cash and cash equivalents				9
Accounts receivable and other				18
Property, plant and equipment				95
Identifiable intangible assets recognised as of acquisition date				465
Goodwill				301
Trade and other payables recognised as of acquisition date				(53)
Non-recourse borrowings				(195)
Deferred income tax and other liabilities				(76)
Non-controlling interest				564
Non-controlling interest in acquiree recognised at acquisition date				(423)
Net assets acquired				$ 141
North American Rail Operation
Consideration transferred
Cash			$ 602
Total consideration			602
Fair value of assets and liabilities acquired
Cash and cash equivalents			67
Accounts receivable and other			509
Assets, held for sale, recognised as of acquisition date			1,584
Property, plant and equipment			5,283
Identifiable intangible assets recognised as of acquisition date			1,992
Investment In Associate Recognised As Of Acquisition Date			48
Goodwill			2,042
Trade and other payables recognised as of acquisition date			(612)
Non-recourse borrowings			(1,567)
Liabilities Held For Sale Recognised As Of Acquisition Date			(893)
Other Liabilities Recognised As Of Acquisition Date			(566)
Deferred income tax and other liabilities			(1,111)
Non-controlling interest			6,776
Non-controlling interest in acquiree recognised at acquisition date			(6,174)
Net assets acquired			$ 602
Indian Natural Gas Operation [Member]
Consideration transferred
Cash					$ 443
Total consideration					443
Fair value of assets and liabilities acquired
Accounts receivable and other					94
Property, plant and equipment					2,134
Identifiable intangible assets recognised as of acquisition date					295
Trade and other payables recognised as of acquisition date					(66)
Non-controlling interest					2,457
Non-controlling interest in acquiree recognised at acquisition date					(2,014)
Net assets acquired					$ 443
Australian Data Center Operation [Member]
Consideration transferred
Cash						$ 78
Total consideration						78
Fair value of assets and liabilities acquired
Accounts receivable and other						2
Investment Properties Recognised as of Acquisition Date						211
Goodwill						68
Trade and other payables recognised as of acquisition date						(9)
Non-controlling interest						272
Non-controlling interest in acquiree recognised at acquisition date						(194)
Net assets acquired						$ 78
Aggregated individually immaterial business combinations
Consideration transferred
Cash	24
Business combinations, pre-existing interest, equity	30
Total consideration	54
Fair value of assets and liabilities acquired
Cash and cash equivalents	16
Accounts receivable and other	6
Identifiable intangible assets recognised as of acquisition date	422
Goodwill	15
Trade and other payables recognised as of acquisition date	(21)
Non-recourse borrowings	(210)
Deferred income tax and other liabilities	(55)
Non-controlling interest	173
Non-controlling interest in acquiree recognised at acquisition date	(119)
Net assets acquired	$ 54
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Consideration transferred
Cash		377
Total consideration		377
Fair value of assets and liabilities acquired
Accounts receivable and other		5
Property, plant and equipment		1,198
Identifiable intangible assets recognised as of acquisition date		74
Deferred tax assets recognised as of acquisition date		41
Goodwill		218
Trade and other payables recognised as of acquisition date		(218)
Non-controlling interest		1,318
Non-controlling interest in acquiree recognised at acquisition date		(941)
Net assets acquired		$ 377